Long-term Debt (Details)	Dec. 12, 2017 USD ($)	Dec. 12, 2017 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD ($)	Sep. 30, 2017 CAD ($)	Jun. 01, 2017 CAD ($)	Apr. 04, 2017 CAD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2016 EUR (€)
Disclosure of detailed information about borrowings [line items]
Current portion of long-term debt				$ 59,000,000					$ 36,000,000
Long-term debt				1,517,000,000					1,530,000,000
Accounts receivable and inventory pledged as collateral				748,000,000					715,000,000
Property, plant and equipment pledged as collateral				237,000,000					250,000,000
Greenpac Holding LLC
Disclosure of detailed information about borrowings [line items]
Current portion of long-term debt recognised as part of acquisition					$ 15,000,000		$ 15,000,000
Long-term debt recognised as part of acquisition					$ 238,000,000		235,000,000
Payables to related parties							$ 3,000,000
Total long-term debt
Disclosure of detailed information about borrowings [line items]
Borrowings				1,576,000,000					1,566,000,000
Revolving credit facility
Disclosure of detailed information about borrowings [line items]
Notional amount				$ 5,000,000					(19,000,000)
Line of credit maximum borrowing capacity						$ 750,000,000
Revolving credit facility | Weighted average
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			3.39%	3.39%
Revolving credit facility 2
Disclosure of detailed information about borrowings [line items]
Notional amount			$ 151,000,000					$ 82,000,000
Revolving credit facility 3
Disclosure of detailed information about borrowings [line items]
Notional amount | €										€ (1,000,000)
5.50% Unsecured senior notes of $250 million
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			5.50%	5.50%
Notional amount				$ 250,000,000
5.50% Unsecured senior notes of US$400 million (December 31,2016 - US$550 million)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.50%		5.50%	5.50%
Notional amount			$ 400,000,000					550,000,000
Debt repurchased	$ 150,000,000
Repayments of non-current borrowings	156,000,000	$ 201,000,000
Payment of debt premium	$ 6,000,000	8,000,000
5.75% Unsecured senior notes of US$200 million (December 31, 2016 - US$250 million)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.75%		5.75%	5.75%
Notional amount			$ 200,000,000					$ 250,000,000
Debt repurchased	$ 50,000,000
Repayments of non-current borrowings	52,000,000	67,000,000
Payment of debt premium	$ 2,000,000	3,000,000
Debt written off during period		$ 3,000,000
Other debts of subsidiaries
Disclosure of detailed information about borrowings [line items]
Current portion of long-term debt				$ 14,000,000					13,000,000
Other debts without recourse to the Corporation
Disclosure of detailed information about borrowings [line items]
Current portion of long-term debt				45,000,000					23,000,000
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings				1,586,000,000					1,581,000,000
Gross carrying amount | Revolving credit facility
Disclosure of detailed information about borrowings [line items]
Borrowings				195,000,000					90,000,000
Gross carrying amount | 5.50% Unsecured senior notes of $250 million
Disclosure of detailed information about borrowings [line items]
Borrowings				250,000,000					250,000,000
Gross carrying amount | 5.50% Unsecured senior notes of US$400 million (December 31,2016 - US$550 million)
Disclosure of detailed information about borrowings [line items]
Borrowings				503,000,000					738,000,000
Gross carrying amount | 5.75% Unsecured senior notes of US$200 million (December 31, 2016 - US$250 million)
Disclosure of detailed information about borrowings [line items]
Borrowings				252,000,000					336,000,000
Gross carrying amount | Other debts of subsidiaries
Disclosure of detailed information about borrowings [line items]
Borrowings				66,000,000					62,000,000
Gross carrying amount | Other debts without recourse to the Corporation
Disclosure of detailed information about borrowings [line items]
Borrowings				320,000,000					105,000,000
Less: Unamortized financing costs
Disclosure of detailed information about borrowings [line items]
Borrowings				$ 10,000,000					$ 15,000,000